UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  March 31, 1999

If amended report check here:  [  ]

Institutional Investment Manager Filing this Report:
Name:     Blackhill Capital, Inc.
Address:  161 Madison Avenue
          Morristown, New Jersey 07960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it s understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:   Cary M. Schwartz
Title:  President
Phone:  (973) 984-7014

Signature, Place, and Date of Signing:

CARY M. SCHWARTZ, Morristown, New Jersey, May 6, 1999

I am signing this report as required by the Securities Exchange Act of 1934.




FORM 13F

















Name of Issuer
Class
CUSIP
ValueX1000
Shares
Discretion
Sole Voting Auth.







Williams-Sonoma
Common
969904-10-1
$40,525,218
1,434,521
Sole
1,434,521
Bristol-Myers Squibb
Common
110122-10-8
$39,536,910
616,560
Sole
616,560
Pfizer
Common
717081-10-3
$35,467,969
255,625
Sole
255,625
Eli Lilly
Common
532457-10-8
$26,315,664
310,052
Sole
310,052
General Electric
Common
369604-10-3
$23,872,875
215,800
Sole
215,800
Time Warner
Common
887315-10-9
$22,305,938
315,000
Sole
315,000
Gillette
Common
375766-10-2
$21,837,813
367,408
Sole
367,408
American Home Prod.
Common
026609-10-7
$18,254,993
279,770
Sole
279,770
Warner Lambert
Common
934488-10-7
$16,934,163
255,610
Sole
255,610
Merck
Common
589331-10-7
$15,608,350
194,800
Sole
194,800
Lucent Technologies
Common
549463-10-7
$7,168,176
132,744
Sole
132,744
Schering Plough
Common
806605-10-1
$12,958,888
234,550
Sole
234,550
Hartford Financial
Common
45068H-10-6
$12,177,759
214,350
Sole
214,350
Johnson & Johnson
Common
478160-10-4
$10,439,275
111,650
Sole
111,650
Kimberly-Clark
Common
494368-10-3
$10,421,613
217,400
Sole
217,400
Eastman Kodak
Common
277461-10-9
$10,363,719
162,250
Sole
162,250
PepsiCo
Common
713448-10-8
$9,056,231
231,100
Sole
231,100
Abbott Labs
Common
002824-10-0
$8,248,550
176,204
Sole
176,204
Baxter International
Common
071813-10-9
$6,758,400
102,400
Sole
102,400
Disney
Common
254687-10-6
$6,561,150
210,800
Sole
210,800
Xerox
Common
984121-10-3
$6,405,000
120,000
Sole
120,000
Procter & Gamble
Common
742718-10-9
$6,208,062
63,388
Sole
63,388
Loews
Common
540424-10-8
$5,223,750
70,000
Sole
70,000
BP Amoco
Common
055622-10-4
$5,205,439
51,539
Sole
51,539
Atlantic Richfield
Common
048825-10-1
$5,118,750
70,000
Sole
70,000
Unilever NV
Common
904784-50-1
$4,650,625
70,000
Sole
70,000
Mobil
Common
607059-10-2
$4,400,000
50,000
Sole
50,000
Kinder Morgan Energy
Ltd Ptnsp
29356N-10-8
$4,396,336
126,970
Sole
126,970
Lehman Brothers
Common
524908-10-0
$3,286,250
55,000
Sole
55,000
Sigma-Aldrich
Common
826552-10-1
$3,071,250
105,000
Sole
105,000
Automatic Data Proc,
Common
053015-10-3
$2,614,900
63,200
Sole
63,200
Pharmacia & Upjohn
Common
716941-10-9
$2,495,000
40,000
Sole
40,000
Sara Lee
Common
803111-10-3
$2,410,650
97,400
Sole
97,400
Lillian Vernon
Common
532430-10-5
$2,353,104
196,092
Sole
196,092
Caterpillar
Common
149123-10-1
$2,297,105
50,005
Sole
50,005
Unocal
Common
915289-10-2
$1,908,281
51,750
Sole
51,750
Texaco
Common
881694-10-3
$1,781,950
31,400
Sole
31,400
S&P 500 Index Spyders
Index
78462F-10-3
$1,104,025
8,600
Sole
8,600
Berkshire Hathaway B
Common
084670-20-7
$1,060,301
451
Sole
451
Microsoft
Common
594918-10-4
$1,031,760
11,464
Sole
11,464
Buckeye Partners
Ltd Ptnsp
118230-10-1
$931,950
34,200
Sole
34,200
Archstone Communities
Common
814141-10-7
$723,876
35,969
Sole
35,969
State Street Boston
Common
857473-10-2
$707,350
8,600
Sole
8,600
Emerson Electric
Common
291011-10-4
$688,188
13,000
Sole
13,000
Northern Border Ptnrs
Ltd Ptnsp
664785-10-2
$667,791
21,850
Sole
21,850
Witco
Common
977385-10-3
$568,125
45,000
Sole
45,000
Lakehead Pipeline
Ltd Ptnsp
511577-10-0
$414,000
9,200
Sole
9,200
Tiffany
Common
886547-10-8
$373,750
5,000
Sole
5,000
IBM
Common
459200-10-1
$248,150
1,400
Sole
1,400
First Union
Common
337358-10-5
$208,406
3,900
Sole
3,900
United Water Res.
Common
913190-10-4
$207,500
10,000
Sole
10,000